INCOME TAXES	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
INCOME TAXES	INCOME TAXES
The major components of income tax recovery (expense) for the year ended December 31 are as follows:

(MILLIONS)	2025	2024	2023
Income tax recovery (expense) applicable to:
Current taxes
Attributed to the current period	$(119)	$(100)	$(113)
Deferred taxes
Origination and reversal of temporary differences	163	(30)	46
Relating to change in tax rates / imposition of new tax laws	(31)	—	—
Decrease (increase) in tax assets not recognized	—	(37)	(6)
	132	(67)	40
Total income tax recovery	$13	$(167)	$(73)
The major components of deferred income tax (expense) recovery for the years ended December 31 recorded directly to other comprehensive income are as follows:

(MILLIONS)	2025	2024	2023
Deferred income taxes attributed to:
Financial instruments designated as cash flow hedges	$12	$20	$(8)
Other	6	4	5
Revaluation surplus
Origination and reversal of temporary differences	(317)	(1,220)	115
Relating to changes in tax rates / imposition of new tax laws	169	—	—
	$(130)	$(1,196)	$112
The company’s effective income tax recovery (expense) for the year ended December 31 is different from its recovery at its statutory income tax rate due to the differences below:

(MILLIONS)	2025	2024	2023
Statutory income tax recovery (expense)(1)	$691	$(176)	$(112)
Reduction (increase) resulting from:
Increase in tax assets not recognized	—	(37)	(6)
Portion of gains (losses) subject to different tax rates	1	(27)	23
Differences between statutory rate and future tax rate and tax rate changes	(31)	—	—
Non-controlling interest	5	13	87
Subsidiaries’ income taxed at different rates	(67)	19	27
Non-deductible remeasurement of exchangeable shares and dividends presented as interest (expense) recovery	(586)	39	(93)
Other	—	2	1
Effective income tax recovery (expense)	$13	$(167)	$(73)
(1)Statutory income tax recovery (expense) is calculated using domestic rates applicable to the profits in the relevant country.
The above reconciliation has been prepared by aggregating the information for all of the company’s subsidiaries using the domestic rate in each tax jurisdiction.
The company’s effective income tax rate was 0.6% for the year ended December 31, 2025 (2024: 27.8% and 2023: 19.2%). The effective tax rate is different than the statutory rate primarily due to non-deductible remeasurement of exchangeable shares and dividends presented as interest expense, rate differentials, changes in tax rates during the year and non-controlling interests income not subject to tax.
The following table details the expiry date, if applicable, of the unrecognized deferred tax assets as at December 31:

(MILLIONS)	2025	2024	2023
Less than four years	$—	$—	$—
Thereafter	191	138	133
The deferred tax assets and liabilities of the following temporary differences have been recognized in the consolidated financial statements for the year ended December 31:

(MILLIONS)	Non-capital losses	Difference between tax and carrying value	Net deferred tax (liabilities) assets
As at January 1, 2023	$897	$(6,090)	$(5,193)
Recognized in net (loss) income	(58)	98	40
Recognized in equity	—	117	117
Business combinations and disposals	—	(11)	(11)
Foreign exchange	—	(670)	(670)
As at December 31, 2023	839	(6,556)	(5,717)
Recognized in net (loss) income	(106)	39	(67)
Recognized in equity	(2)	(1,213)	(1,215)
Business combinations and disposals(1)	—	117	117
Foreign exchange	(6)	451	445
As at December 31, 2024	725	(7,162)	(6,437)
Recognized in net (loss) income	(136)	268	132
Recognized in equity	—	(135)	(135)
Business combinations and disposals	—	2	2
Foreign exchange	—	(722)	(722)
As at December 31, 2025	$589	$(7,749)	$(7,160)
(1)Includes $28 million transferred to a subsidiary of the partnership. Refer to Note 28 - Related party transactions for more details.
Deferred income tax liabilities includes $6,331 million (2024: $6,256 million and 2023: $5,153 million) of liabilities which relate to property, plant and equipment revaluations included in equity.
The unrecognized taxable temporary difference attributable to the company’s interest in its subsidiaries, branches, associates, and joint ventures is $5,099 million (2024: $5,127 million and 2023: $5,216 million).
The deferred tax assets related to losses available for carry forward includes $132 million (2024: $19 million and 2023: nil) of tax benefits that have been recognized based on projections of future taxable profits. In addition, the company also considers tax planning opportunities that will create taxable income in the period in which the unused tax losses can be utilized.